CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current Assets
Cash and cash equivalents	¥ 11,311	$ 1,733	¥ 15,156
Restricted cash	277	42	42,518
Accounts receivable, net	5,963	914	20,424
Short-term investments	336,038	51,500
Unbilled receivables	51,825	7,943	62,529
Notes receivable	24,761	3,795	124,176
Inventories, net	2,821	432	4,351
Amounts due from related parties	1,144	175	828
Prepayments and other current assets	229,046	35,103	216,850
Total current assets	663,186	101,637	486,832
Non-current assets
Long-term investment	353	54
Property and equipment, net	725	111	1,106
Intangible assets, net	536	82	1,560
Deferred assets & deferred tax assets	15,826	2,425
Right-of-use asset, net	4,195	643	3,219
Total non-current assets	21,635	3,315	5,885
Total Assets	684,821	104,952	492,717
Current Liabilities (including current liabilities of the consolidated VIEs and its subsidiary without recourse to the primary beneficiary of RMB584,740 and RMB751,190 (US$115,125) as of December 31, 2019 and 2020, respectively)
Short-term borrowings	33,749	5,172	13,749
Accounts payable	315,729	48,388	304,380
Deferred revenue	81,636	12,511	107,181
Accrued expenses and other liabilities	132,674	20,333	103,026
Income taxes payable			387
Convertible notes	16,096	2,467
Amounts due to related parties	111,186	17,040	143,958
Lease liabilities	1,536	235	3,080
Total current liabilities	692,606	106,146	675,761
Non-current Liabilities (including non-current liabilities of the consolidated VIEs and its subsidiary without recourse to the primary beneficiary of RMB4,320 and RMB341 (US$52) as of December 31, 2019 and 2020, respectively)
Amounts due to related parties			33,453
Non-current portion of capital lease obligations	17,052	2,613
Non-current portion of lease liability	2,659	408
Contingency liability	341	52
Total non-current liabilities	20,052	3,073	33,453
Total Liabilities	712,658	109,219	709,214
Commitments and contingencies
Redeemable noncontrolling interests	42	6
DEFICIT:
Ordinary shares (par value of US$0.00005 per share; 1,000,000,000 shares authorized; 255,807,290 Class A ordinary shares issued outstanding, 54,819,733 Class B ordinary shares issued and outstanding as of December 31, 2019; 334,999,682 Class A ordinary shares issued and 304,488,317 outstanding, 54,819,733 Class B ordinary shares issued and outstanding as of December 31, 2020.)	114	17	98
Additional paid-in capital	1,075,064	164,761	537,618
Accumulated other comprehensive loss	(21,192)	(3,248)	(316)
Accumulated deficit	(1,081,914)	(165,811)	(753,897)
Total Molecular Data Inc. shareholders' deficit	(27,928)	(4,281)	(216,497)
Non-controlling interest	49	8
TOTAL DEFICIT	(27,879)	(4,273)	(216,497)
TOTAL LIABILITIES AND DEFICIT	¥ 684,821	$ 104,952	¥ 492,717